Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses - Residential Mortgages (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,783
Allowance for loan losses, Ending Balance	3,549
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	107
Net remeasurement due to transfers	(8)
New originations or purchases	14
Net repayments	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(9)
Changes to risk, parameters, and models	37
Allowance for loan losses subtotal1	27
Disposals	0
Foreign exchange and other adjustments	4
Write-offs	(31)
Recoveries	3
Allowance for loan losses subtotal2	(24)
Allowance for loan losses, Ending Balance	110
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	24
Transfer to Stage	20
Net remeasurement due to transfers	(14)
New originations or purchases	14
Net repayments	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(3)
Changes to risk, parameters, and models	(16)
Disposals	0
Allowance for loan losses, Ending Balance	24
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	24
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	26
Transfer to Stage	(24)
Net remeasurement due to transfers	6
Net repayments	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(2)
Changes to risk, parameters, and models	29
Allowance for loan losses subtotal1	8
Disposals	0
Allowance for loan losses, Ending Balance	34
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(23)
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	8
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(9)
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	45
Transfer to Stage	4
Net repayments	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(4)
Changes to risk, parameters, and models	29
Allowance for loan losses subtotal1	28
Disposals	0
Foreign exchange and other adjustments	2
Write-offs	(31)
Recoveries	3
Allowance for loan losses subtotal2	(26)
Allowance for loan losses, Ending Balance	47
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	9
Residential mortgages [member] | Purchased or Originated Credit Impaired [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	12
Net repayments	(4)
Changes to risk, parameters, and models	(5)
Allowance for loan losses subtotal1	(9)
Disposals	0
Foreign exchange and other adjustments	2
Allowance for loan losses subtotal2	2
Allowance for loan losses, Ending Balance	$ 5